INVESTMENTS IN REHABILITATION OBLIGATION FUNDS - Narrative (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Changes in methods and assumptions used in preparing sensitivity analysis	A change of 100 basis points (bp) in interest rates at the reporting date would have increased/(decreased) equity and profit/(loss) by the amounts shown below. This analysis assumes that all other variables, in particular the balance of the funds, remain constant. The analysis excludes income tax.
Percentage of reasonably possible change, interest rate risk	1.00%
Guardrisk guarantees in issue [member]
Disclosure of detailed information about financial instruments [line items]
Estimated financial effect of contingent liabilities	R 430.1	R 427.3